Shareholders' Equity - Additional information (Details) € / shares in Units, € in Thousands			1 Months Ended	6 Months Ended	12 Months Ended
	Sep. 14, 2021 EUR (€) Vote € / shares shares	Mar. 26, 2021 EUR (€) shares	Mar. 31, 2020 EUR (€) shares	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 EUR (€) shares
Shareholders' Equity
Share split	0.0004				0.0004
Number of shares transferred to Class B shares | shares	8,545
Nominal value per share | € / shares				€ 0.12	€ 0.12
Share capital				€ 53,104	€ 53,104	€ 40,138
Number of Class B shares converted to Class C share | shares	1
Number of Class B shares converted to Class A share | shares	1
Witten notice period (in days)	3 days
Consideration value for transfer of shares	€ 0
Number of shares issued during period | shares							23,261,694
Increase in share capital					€ 381,208		€ 96,810
Convertible loans, shares | shares		20,533,259	19,156,185		274,272
Conversion			€ 34,084		€ (562)	96,193	102,207
Transaction costs	€ 2,227				29,029		503
Amount of convertible loan		€ 85,900
Transfer of shares							€ 763
Share buyback, shares | shares							205,704
Share capital increased through reorganization					164,868	164,868
Proceeds From Reorganization						83,393
Share capital				203,503	€ 203,503	342,511	€ 57,722	€ (24,087)
Proceeds from the 2021 PIPE capital increase						€ 381,208
Shares issued due to execution of vested share based payments | shares					10,857,264	0
Subscribed capital					€ 1,303	€ 0
Other capital reserves				277,654	277,654	240,430
Share premium				€ 843,074	843,074	€ 779,141
Shares transferred | shares	8,545
Equity settled share-based payments					€ 22,817
Number of shares authorized for issue | shares				196,385,439	196,385,439	152,054,830
Success Fee
Shareholders' Equity
Convertible loans, shares | shares					293,230
After reorganization
Shareholders' Equity
Number of shares outstanding | shares				394,233,886	394,233,886	285,657,980	197,427,271	155,009,392
Number of shares issued during period | shares					91,524,935	45,000,000	23,261,694
Convertible loans, shares | shares						20,533,259	19,156,185
Share buyback, shares | shares							(205,704)
Shares converted | shares					525,000
Shares held under consolidation | shares						(879,691)
Class A shares
Shareholders' Equity
Exchange of shares | shares				5,356,000	5,356,000
Nominal value per share | € / shares	€ 0.12
Number of votes | Vote	12
Number of shares outstanding | shares				369,820,821	369,820,821	261,244,915	173,014,206	130,596,327
Number of shares issued during period | shares					91,524,935	45,000,000	23,261,694
Convertible loans, shares | shares						20,533,259	19,156,185
Share buyback, shares | shares							(205,704)
Proceeds from the 2021 PIPE capital increase				€ 12,498
Shares converted | shares					525,000
Shares held under consolidation | shares						(879,691)
Class B shares
Shareholders' Equity
Exchange of shares | shares	24,413,065
Nominal value per share | € / shares	€ 0.36
Number of votes | Vote	36
Number of shares outstanding | shares				23,888,065	23,888,065	24,413,065	24,413,065	24,413,065
Transfer of shares					€ 6
Shares converted | shares					(525,000)	0
Class C shares
Shareholders' Equity
Number of shares transferred to Class B shares | shares					525,000	0
Exchange of shares | shares				0	0
Nominal value per share | € / shares	€ 0.24
Number of votes | Vote	24
Number of shares outstanding | shares				525,000	525,000
Percentage of maximum profits on nominal value per share (in percent)	0.10%
Shares converted | shares					525,000
Shares transferred | shares					525,000	0
Subscribed capital
Shareholders' Equity
Increase in share capital					€ 5,400		€ 2,791
Conversion		2,464	2,299		1,303	€ 2,464	2,299
Share capital increased through reorganization					2,724	2,724
Share capital				€ 53,104	53,104	40,138	29,550	€ 24,460
Subscribed capital | Success Fee
Shareholders' Equity
Conversion					35
Subscribed capital | After reorganization
Shareholders' Equity
Conversion					33
Subscribed capital | Class B shares
Shareholders' Equity
Transfer of shares					6
Share premium
Shareholders' Equity
Increase in share capital					375,808		94,019
Conversion		127,813	65,824		207	127,813	65,824
Transfer of shares						(45)	738
Share capital increased through reorganization					51,116	51,116
Share capital				843,074	843,074	779,141	224,359	65,254
Share premium				207	207	0
Share premium | Success Fee
Shareholders' Equity
Conversion					1
Share premium | After reorganization
Shareholders' Equity
Conversion					2,023
Share premium | Class B shares
Shareholders' Equity
Conversion					126
Transfer of shares					108
Other capital reserves
Shareholders' Equity
Conversion		€ 34,084	€ 34,084		(2,072)	(34,084)	34,084
Share capital increased through reorganization					111,109	111,109
Share capital				277,654	277,654	240,430	110,055	€ 3,981
Other capital reserves				1,227	1,227	0
Equity settled share-based payments					845	0
Treasury shares
Shareholders' Equity
Transfer of shares						45	25
Share capital increased through reorganization						(81)
Share capital				€ (279)	(279)	€ (151)	€ (25)
Treasury shares | Success Fee
Shareholders' Equity
Conversion					81
Treasury shares | Class B shares
Shareholders' Equity
Conversion					(126)
Transfer of shares					€ (108)